Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2022
Asset retirement obligation
Schedule of asset retirement obligation

Asset retirement obligation, December 31, 2020	—
Additions	$162
Asset retirement obligation, December 31, 2021	162
Accretion	18
Additions	6,243
Cumulative translation adjustment	124
Asset retirement obligation, December 31, 2022	$6,547